STARBOARD INVESTMENT TRUST

RiskX Funds

Supplement to the Prospectus,
Summary Prospectuses and
 Statement of Additional Information
February 25, 2015
This supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information dated September 29, 2014 for the RiskX Funds ("Funds"), all series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.
This supplement is to update language in the Prospectus and Statement of Additional Information dated September 29, 2014 to remove Greg Rutherford as a portfolio manager of certain Funds.
Prospectus and Summary Prospectuses
For the Rx Dynamic Growth Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio managers are Steven Wruble, CFA, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.
For the Rx Dynamic Total Return Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio managers are Steven Wruble, CFA, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.
For the Rx Non Traditional Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:

The Fund's portfolio managers are Steven Wruble, CFA, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.
For the Rx High Income Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio managers are Steven Wruble, CFA, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.
For the Rx Traditional Equity Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio managers are Steven Wruble, CFA, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.
For the Rx Traditional Fixed Income Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio managers are Steven Wruble, CFA, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.
For the Rx Tactical Rotation Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio managers are Steven Wruble, CFA, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.
For the Rx Tax Advantaged Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio managers are Steven Wruble, CFA, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

For the Rx Dividend Income Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio managers are David Ruff, CFA, Randall Coleman, CFA, Bruce Brewington, and Eric Sagmeister.  Mr. Ruff, Mr. Coleman, and Mr. Brewington have each been a Portfolio Manager of the Sub-Advisor since 2008. Mr. Sagmeister joined the Sub-Advisor as a Portfolio Manager in July, 2013.
For the Rx Premier Managers Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio managers are Steven Wruble, CFA, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.
For the Rx Fundamental Growth Fund, the subsection titled "Portfolio Managers" under the section "Management" is revised by replacing it in its entirety with the following:
The Fund's portfolio will be managed on a day-to-day basis by Louis Navellier.  Mr. Navellier founded the Sub-Advisor and currently serves as its Chief Investment Officer, Chief Executive Officer, and Chairman.
On page 125 of the Prospectus, the third paragraph of the subsection captioned "Portfolio Managers" under the section titled "Management of the Funds is removed in its entirety.

Statement of Additional Information

On page 63 of the Statement of Additional Information, the subsection captioned "Portfolio Managers" under the section titled "Management and Other Service Providers"  is replaced in its entirety with the following:
Steven Wruble, CFA, and Jerry Murphey are the portfolio management team for the Rx Dynamic Growth Fund and Rx Premier Managers Fund. Mr. Wruble and Mr. Murphey are the portfolio management team for the Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, and Rx Tax Advantaged Fund. They are currently not responsible for the day-to-day management of any accounts other than the Funds. David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington are the portfolio management team for the Rx Dividend Income Fund.  Louis Navellier is the portfolio manager for the Rx Fundamental Growth Fund.

On page 63 of the Statement of Additional Information, the first row of the table captioned "Ownership of Fund Shares," listing information about Greg Rutherford, under the section titled "Management and Other Service Providers" is removed in its entirety.
On page 64 of the Statement of Additional Information, the first and ninth rows of the table captioned "Other Accounts," listing information about Greg Rutherford, under the section titled "Management and Other Service Providers" are removed in their entirety.

Investors Should Retain This Supplement for Future Reference
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